SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) (Details) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Oct. 02, 2013	Jun. 10, 2013	Jul. 02, 2012
Current assets
Cash and cash equivalents	$ 34,982,000		$ 72,625,000		$ 222,215,000
Receivables from related parties	467,000		52,000
Total current assets	109,749,000		195,704,000
Noncurrent assets
Investment in affiliates	186,000		220,000
Other noncurrent assets	13,266,000		14,954,000
Total noncurrent assets	787,312,000		784,307,000
Total assets	897,061,000		980,011,000
Current Liabilities
Other current liabilities	22,827,000		14,499,000
Total current liabilities	92,513,000		91,388,000
Noncurrent Liabilities
Total noncurrent liabilities	448,826,000		483,062,000
Total liabilities	541,339,000		574,450,000
STOCKHOLDERS EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 and 140,419,487 shares outstanding in 2014 and 2013, respectively	1,446,000		1,443,000
Additional paid-in capital	490,469,000		488,522,000
Treasury stock: 3,923,094 shares at cost	(19,488,000)		(19,488,000)
Accumulated deficit	(115,384,000)		(63,108,000)
Accumulated other comprehensive loss	(1,321,000)		(1,808,000)
Total stockholders equity	355,722,000		405,561,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01						$ 0.01
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares outstanding (in shares)	140,729,487		140,419,487
Treasury stock, shares (in shares)	3,923,094		3,923,094
Total liabilities and stockholders equity	897,061,000		980,011,000
OPERATING EXPENSES
Administrative and commercial expenses	(47,081,000)	[1]	(41,730,000)	[1]	(32,385,000)	[1]
Operating profit (loss)	(13,339,000)		35,166,000		(25,119,000)
OTHER INCOME (EXPENSES)
Financial expense	(35,097,000)		(33,551,000)		(35,793,000)
Financial loss on extinguishment of debt	0		(5,518,000)		(940,000)
Investments in affiliates	(1,056,000)		(520,000)		(1,175,000)
Other, net	192,000		92,000		(655,000)
Total other income (expenses), net	(33,872,000)		(20,648,000)		(40,614,000)
(Loss) Income before income tax	(47,211,000)		14,518,000		(65,733,000)
Income tax	5,065,000		6,597,000		(2,969,000)
Net (loss) income	(52,276,000)		7,921,000		(62,764,000)
(LOSS) INCOME PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.37)		$ 0.05		$ (1.80)
Basic weighted average number of shares (in shares)	140,292,249		140,090,112		35,382,913
Diluted weighted average number of shares (in shares)	140,292,249		140,326,764		35,382,913
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net (loss) income	(52,276,000)		7,921,000		(62,764,000)
Other comprehensive income (loss):
Equity interest in investee's other comprehensive income (loss)	0		(216,000)		0
Comprehensive (loss) income, net of income tax effect of $0	(51,789,000)		8,150,000		(64,198,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash (used in) operating activities	35,254,000		19,847,000		(3,935,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used) in investing activities	(41,645,000)		(120,726,000)		(32,513,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of 2017 Senior Convertible Notes	0		(80,000,000)		0
Prepayment of 2014 Senior Notes	0		(180,000,000)		0
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	0		216,654,000		0
Proceeds from issuance of common stock, net of expenses	0		0		219,122,000
Purchase of subsidiary shares from noncontrolling interest	0		(10,250,000)		0
Net cash (used in) provided by financing activities	(31,252,000)		(48,711,000)		224,567,000
Net (decrease) increase in cash and cash equivalents	(37,643,000)		(149,590,000)		188,119,000
Cash and cash equivalents at the beginning of year	72,625,000		222,215,000		34,096,000
Cash and cash equivalents at the end of year	34,982,000		72,625,000		222,215,000
Supplemental Cash Flow Information [Abstract]
Interest paid	28,729,000		30,343,000		30,131,000
STOCKHOLDERS EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 and 140,419,487 shares outstanding in 2014 and 2013, respectively	1,446,000		1,443,000
Additional paid-in capital	490,469,000		488,522,000
Treasury stock: 3,923,094 shares at cost	(19,488,000)		(19,488,000)
Accumulated deficit	(115,384,000)		(63,108,000)
Accumulated other comprehensive loss	(1,321,000)		(1,808,000)
Total stockholders equity	355,722,000		405,561,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01						$ 0.01
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares outstanding (in shares)	140,729,487		140,419,487
Treasury stock, shares (in shares)	3,923,094		3,923,094
Prepayment of 2014 Senior Notes	0		(180,000,000)		0
Financial loss on extinguishment of debt	0		(5,518,000)		(940,000)
Prepayment of 2017 Senior Convertible Notes	0		(80,000,000)		0
Parent Company [Member]
Current assets
Cash and cash equivalents	380,000		21,016,000		201,175,000
Receivables from related parties	435,905,000		423,536,000
Other current assets	266,000		0
Total current assets	436,551,000		444,552,000
Noncurrent assets
Investment in affiliates	142,761,000		180,616,000
Other noncurrent assets	7,449,000		8,974,000
Total noncurrent assets	150,210,000		189,590,000
Total assets	586,761,000		634,142,000
Current Liabilities
Other current liabilities	5,079,000		2,511,000
Total current liabilities	5,079,000		2,511,000
Noncurrent Liabilities
2021 Senior Notes	225,960,000		226,070,000
Total noncurrent liabilities	225,960,000		226,070,000
Total liabilities	231,039,000		228,581,000
STOCKHOLDERS EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 and 140,419,487 shares outstanding in 2014 and 2013, respectively	1,446,000		1,443,000
Additional paid-in capital	490,469,000		488,522,000
Treasury stock: 3,923,094 shares at cost	(19,488,000)		(19,488,000)
Accumulated deficit	(115,384,000)		(63,108,000)
Accumulated other comprehensive loss	(1,321,000)		(1,808,000)
Total stockholders equity	355,722,000		405,561,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares outstanding (in shares)	140,729,487		140,419,487
Treasury stock, shares (in shares)	3,923,094		3,923,094
Total liabilities and stockholders equity	586,761,000		634,142,000
OPERATING EXPENSES
Administrative and commercial expenses	(12,847,000)		(7,459,000)		(7,548,000)
Operating profit (loss)	(12,847,000)		(7,459,000)		(7,548,000)
OTHER INCOME (EXPENSES)
Financial expense	(920,000)		(1,916,000)		(8,323,000)
Financial loss on extinguishment of debt	0		(4,554,000)		0
Investments in affiliates	(38,342,000)		21,051,000		(49,470,000)
Other, net	(167,000)		246,000		1,684,000
Total other income (expenses), net	(39,429,000)		14,827,000		(56,109,000)
(Loss) Income before income tax	(52,276,000)		7,368,000		(63,657,000)
Income tax	0		0		0
Net (loss) income	(52,276,000)		7,368,000		(63,657,000)
(LOSS) INCOME PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.37)		$ 0.05		$ (1.80)
Basic weighted average number of shares (in shares)	140,292,249		140,090,112		35,382,913
Diluted weighted average number of shares (in shares)	140,292,249		140,326,764		35,382,913
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net (loss) income	(52,276,000)		7,368,000		(63,657,000)
Other comprehensive income (loss):
Equity interest in investee's other comprehensive income (loss)	487,000		782,000		(541,000)
Comprehensive (loss) income, net of income tax effect of $0	(51,789,000)		8,150,000		(64,198,000)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash (used in) operating activities	(9,144,000)		(10,370,000)		(11,232,000)
CASH FLOWS FROM INVESTING ACTIVITIES
(Increase) decrease in loans to related parties	(12,369,000)		(116,193,000)		(10,019,000)
Net cash (used) in investing activities	(12,369,000)		(116,193,000)		(10,019,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of 2017 Senior Convertible Notes	0		(80,000,000)		0
Prepayment of 2014 Senior Notes	0		(180,000,000)		0
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	0		216,654,000		0
Proceeds from issuance of common stock, net of expenses	877,000		0		219,122,000
Purchase of subsidiary shares from noncontrolling interest	0		(10,250,000)		0
Net cash (used in) provided by financing activities	877,000		(53,596,000)		219,122,000
Net (decrease) increase in cash and cash equivalents	(20,636,000)		(180,159,000)		197,871,000
Cash and cash equivalents at the beginning of year	21,016,000		201,175,000		3,304,000
Cash and cash equivalents at the end of year	380,000		21,016,000		201,175,000
Supplemental Cash Flow Information [Abstract]
Interest paid	19,969,000		22,815,000		22,000,000
Income taxes paid	0		0		0
STOCKHOLDERS EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 and 140,419,487 shares outstanding in 2014 and 2013, respectively	1,446,000		1,443,000
Additional paid-in capital	490,469,000		488,522,000
Treasury stock: 3,923,094 shares at cost	(19,488,000)		(19,488,000)
Accumulated deficit	(115,384,000)		(63,108,000)
Accumulated other comprehensive loss	(1,321,000)		(1,808,000)
Total stockholders equity	355,722,000		405,561,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares outstanding (in shares)	140,729,487		140,419,487
Treasury stock, shares (in shares)	3,923,094		3,923,094
Cash dividend received from subsidiary	0		0		0
Face amount of debt instrument							25,000,000	200,000,000
Maturity date							Jun. 15, 2021	Jun. 15, 2021
Prepayment of 2014 Senior Notes	0		(180,000,000)		0
Financial loss on extinguishment of debt	0		(4,554,000)		0
Prepayment of 2017 Senior Convertible Notes	0		(80,000,000)		0
Parent Company [Member] | 2014 Senior Notes [Member]
OTHER INCOME (EXPENSES)
Financial loss on extinguishment of debt	1,733,000
STOCKHOLDERS EQUITY
Financial loss on extinguishment of debt	1,733,000
Parent Company [Member] | 2017 Senior Convertible Notes [Member]
OTHER INCOME (EXPENSES)
Financial loss on extinguishment of debt			2,821,000
STOCKHOLDERS EQUITY
Financial loss on extinguishment of debt			$ 2,821,000

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.